Shareholder Report	6 Months Ended	47 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000136710
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Class A
Trading Symbol	AGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.49% (with sales charges) and 7.67% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$9,528	$10,000	$10,000
08/2014	$9,561	$10,122	$10,085
09/2014	$9,498	$10,092	$9,902
10/2014	$9,516	$10,166	$10,071
11/2014	$9,428	$10,261	$10,080
12/2014	$9,278	$10,314	$9,847
01/2015	$9,253	$10,507	$9,939
02/2015	$9,365	$10,444	$10,023
03/2015	$9,287	$10,504	$10,045
04/2015	$9,467	$10,446	$10,209
05/2015	$9,504	$10,402	$10,170
06/2015	$9,397	$10,274	$10,011
07/2015	$9,321	$10,375	$10,060
08/2015	$9,128	$10,347	$9,969
09/2015	$8,912	$10,409	$9,840
10/2015	$9,117	$10,442	$10,110
11/2015	$9,185	$10,447	$10,104
12/2015	$8,912	$10,419	$9,964
01/2016	$8,603	$10,571	$9,945
02/2016	$8,667	$10,673	$10,135
03/2016	$8,987	$10,761	$10,466
04/2016	$9,255	$10,779	$10,651
05/2016	$9,257	$10,825	$10,632
06/2016	$9,331	$11,031	$10,991
07/2016	$9,498	$11,097	$11,189
08/2016	$9,740	$11,091	$11,389
09/2016	$9,893	$11,090	$11,435
10/2016	$9,911	$10,982	$11,293
11/2016	$9,759	$10,801	$10,831
12/2016	$9,833	$10,830	$10,975
01/2017	$9,925	$10,791	$11,133
02/2017	$10,222	$10,883	$11,356
03/2017	$10,329	$10,878	$11,399
04/2017	$10,550	$10,952	$11,569
05/2017	$10,677	$11,016	$11,671
06/2017	$10,726	$10,985	$11,655
07/2017	$10,816	$11,021	$11,753
08/2017	$10,904	$11,122	$11,961
09/2017	$11,042	$11,070	$11,962
10/2017	$11,104	$11,117	$12,006
11/2017	$11,205	$11,134	$12,012
12/2017	$11,290	$11,159	$12,101
01/2018	$11,453	$11,080	$12,095
02/2018	$11,421	$11,055	$11,855
03/2018	$11,484	$11,146	$11,889
04/2018	$11,464	$11,105	$11,716
05/2018	$11,240	$11,146	$11,606
06/2018	$11,080	$11,167	$11,468
07/2018	$11,246	$11,170	$11,761
08/2018	$10,915	$11,204	$11,558
09/2018	$10,833	$11,162	$11,732
10/2018	$10,852	$11,140	$11,479
11/2018	$10,802	$11,194	$11,431
12/2018	$10,876	$11,356	$11,585
01/2019	$11,213	$11,476	$12,096
02/2019	$11,319	$11,490	$12,217
03/2019	$11,385	$11,696	$12,391
04/2019	$11,451	$11,703	$12,421
05/2019	$11,443	$11,871	$12,472
06/2019	$11,760	$12,038	$12,896
07/2019	$11,955	$12,132	$13,052
08/2019	$11,732	$12,407	$13,150
09/2019	$11,840	$12,350	$13,090
10/2019	$11,928	$12,329	$13,126
11/2019	$11,940	$12,314	$13,064
12/2019	$12,308	$12,289	$13,327
01/2020	$12,420	$12,511	$13,530
02/2020	$12,343	$12,664	$13,399
03/2020	$10,522	$12,467	$11,544
04/2020	$10,603	$12,669	$11,803
05/2020	$11,270	$12,704	$12,519
06/2020	$11,683	$12,768	$12,959
07/2020	$11,983	$12,907	$13,440
08/2020	$12,134	$12,814	$13,509
09/2020	$11,870	$12,861	$13,259
10/2020	$11,862	$12,862	$13,255
11/2020	$12,283	$12,935	$13,766
12/2020	$12,560	$12,975	$14,028
01/2021	$12,591	$12,905	$13,876
02/2021	$12,646	$12,704	$13,521
03/2021	$12,592	$12,654	$13,391
04/2021	$12,967	$12,687	$13,688
05/2021	$13,128	$12,716	$13,833
06/2021	$13,181	$12,778	$13,934
07/2021	$13,264	$12,937	$13,993
08/2021	$13,656	$12,911	$14,130
09/2021	$13,562	$12,789	$13,837
10/2021	$13,474	$12,755	$13,840
11/2021	$13,122	$12,846	$13,586
12/2021	$13,407	$12,794	$13,776
01/2022	$13,277	$12,593	$13,384
02/2022	$12,856	$12,426	$12,508
03/2022	$12,409	$12,158	$12,395
04/2022	$12,353	$11,831	$11,702
05/2022	$12,188	$11,815	$11,705
06/2022	$11,448	$11,636	$10,978
07/2022	$11,263	$11,932	$11,295
08/2022	$11,435	$11,620	$11,189
09/2022	$10,937	$11,247	$10,477
10/2022	$11,005	$11,209	$10,493
11/2022	$11,754	$11,494	$11,289
12/2022	$11,869	$11,359	$11,326
01/2023	$12,259	$11,620	$11,685
02/2023	$12,146	$11,435	$11,427
03/2023	$11,959	$11,689	$11,537
04/2023	$12,015	$11,749	$11,598
05/2023	$12,187	$11,703	$11,532
06/2023	$12,631	$11,696	$11,789
07/2023	$12,964	$11,699	$12,014
08/2023	$12,679	$11,685	$11,834
09/2023	$12,605	$11,483	$11,526
10/2023	$12,620	$11,402	$11,370
11/2023	$13,028	$11,794	$12,014
12/2023	$13,385	$12,171	$12,582
01/2024	$13,482	$12,147	$12,454
02/2024	$13,842	$12,063	$12,575
03/2024	$14,338	$12,172	$12,838
04/2024	$14,326	$11,976	$12,572
05/2024	$14,413	$12,082	$12,798
06/2024	$14,422	$12,187	$12,877
07/2024	$14,517	$12,422	$13,118

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A without Sales Charge Footnote Reference1	7.67%	11.98%	3.96%	4.30%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	2.49%	6.63%	2.96%	3.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 590,951,067	$ 590,951,067
Holdings Count | Holding	259	259
Advisory Fees Paid, Amount	$ 2,290,272
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Material Fund Change [Text Block]
C000136711
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Class C
Trading Symbol	AGECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.33% (with sales charges) and 7.33% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$10,000	$10,000	$10,000
08/2014	$10,028	$10,122	$10,085
09/2014	$9,955	$10,092	$9,902
10/2014	$9,968	$10,166	$10,071
11/2014	$9,869	$10,261	$10,080
12/2014	$9,704	$10,314	$9,847
01/2015	$9,683	$10,507	$9,939
02/2015	$9,784	$10,444	$10,023
03/2015	$9,697	$10,504	$10,045
04/2015	$9,878	$10,446	$10,209
05/2015	$9,910	$10,402	$10,170
06/2015	$9,792	$10,274	$10,011
07/2015	$9,706	$10,375	$10,060
08/2015	$9,498	$10,347	$9,969
09/2015	$9,266	$10,409	$9,840
10/2015	$9,484	$10,442	$10,110
11/2015	$9,539	$10,447	$10,104
12/2015	$9,249	$10,419	$9,964
01/2016	$8,934	$10,571	$9,945
02/2016	$8,996	$10,673	$10,135
03/2016	$9,317	$10,761	$10,466
04/2016	$9,579	$10,779	$10,651
05/2016	$9,586	$10,825	$10,632
06/2016	$9,656	$11,031	$10,991
07/2016	$9,825	$11,097	$11,189
08/2016	$10,071	$11,091	$11,389
09/2016	$10,228	$11,090	$11,435
10/2016	$10,243	$10,982	$11,293
11/2016	$10,079	$10,801	$10,831
12/2016	$10,153	$10,830	$10,975
01/2017	$10,229	$10,791	$11,133
02/2017	$10,540	$10,883	$11,356
03/2017	$10,645	$10,878	$11,399
04/2017	$10,867	$10,952	$11,569
05/2017	$10,978	$11,016	$11,671
06/2017	$11,034	$10,985	$11,655
07/2017	$11,108	$11,021	$11,753
08/2017	$11,193	$11,122	$11,961
09/2017	$11,328	$11,070	$11,962
10/2017	$11,388	$11,117	$12,006
11/2017	$11,487	$11,134	$12,012
12/2017	$11,568	$11,159	$12,101
01/2018	$11,716	$11,080	$12,095
02/2018	$11,677	$11,055	$11,855
03/2018	$11,736	$11,146	$11,889
04/2018	$11,708	$11,105	$11,716
05/2018	$11,471	$11,146	$11,606
06/2018	$11,314	$11,167	$11,468
07/2018	$11,478	$11,170	$11,761
08/2018	$11,134	$11,204	$11,558
09/2018	$11,043	$11,162	$11,732
10/2018	$11,043	$11,140	$11,479
11/2018	$10,985	$11,194	$11,431
12/2018	$11,064	$11,356	$11,585
01/2019	$11,407	$11,476	$12,096
02/2019	$11,523	$11,490	$12,217
03/2019	$11,571	$11,696	$12,391
04/2019	$11,632	$11,703	$12,421
05/2019	$11,617	$11,871	$12,472
06/2019	$11,928	$12,038	$12,896
07/2019	$12,108	$12,132	$13,052
08/2019	$11,876	$12,407	$13,150
09/2019	$11,977	$12,350	$13,090
10/2019	$12,062	$12,329	$13,126
11/2019	$12,069	$12,314	$13,064
12/2019	$12,427	$12,289	$13,327
01/2020	$12,541	$12,511	$13,530
02/2020	$12,452	$12,664	$13,399
03/2020	$10,615	$12,467	$11,544
04/2020	$10,691	$12,669	$11,803
05/2020	$11,360	$12,704	$12,519
06/2020	$11,786	$12,768	$12,959
07/2020	$12,058	$12,907	$13,440
08/2020	$12,200	$12,814	$13,509
09/2020	$11,927	$12,861	$13,259
10/2020	$11,914	$12,862	$13,255
11/2020	$12,333	$12,935	$13,766
12/2020	$12,615	$12,975	$14,028
01/2021	$12,646	$12,905	$13,876
02/2021	$12,681	$12,704	$13,521
03/2021	$12,621	$12,654	$13,391
04/2021	$12,991	$12,687	$13,688
05/2021	$13,145	$12,716	$13,833
06/2021	$13,190	$12,778	$13,934
07/2021	$13,265	$12,937	$13,993
08/2021	$13,649	$12,911	$14,130
09/2021	$13,546	$12,789	$13,837
10/2021	$13,449	$12,755	$13,840
11/2021	$13,087	$12,846	$13,586
12/2021	$13,355	$12,794	$13,776
01/2022	$13,225	$12,593	$13,384
02/2022	$12,794	$12,426	$12,508
03/2022	$12,340	$12,158	$12,395
04/2022	$12,276	$11,831	$11,702
05/2022	$12,120	$11,815	$11,705
06/2022	$11,357	$11,636	$10,978
07/2022	$11,165	$11,932	$11,295
08/2022	$11,329	$11,620	$11,189
09/2022	$10,843	$11,247	$10,477
10/2022	$10,886	$11,209	$10,493
11/2022	$11,624	$11,494	$11,289
12/2022	$11,743	$11,359	$11,326
01/2023	$12,113	$11,620	$11,685
02/2023	$11,994	$11,435	$11,427
03/2023	$11,801	$11,689	$11,537
04/2023	$11,867	$11,749	$11,598
05/2023	$12,013	$11,703	$11,532
06/2023	$12,446	$11,696	$11,789
07/2023	$12,769	$11,699	$12,014
08/2023	$12,479	$11,685	$11,834
09/2023	$12,416	$11,483	$11,526
10/2023	$12,405	$11,402	$11,370
11/2023	$12,801	$11,794	$12,014
12/2023	$13,138	$12,171	$12,582
01/2024	$13,234	$12,147	$12,454
02/2024	$13,561	$12,063	$12,575
03/2024	$14,063	$12,172	$12,838
04/2024	$14,022	$11,976	$12,572
05/2024	$14,099	$12,082	$12,798
06/2024	$14,119	$12,187	$12,877
07/2024	$14,204	$12,422	$13,118

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C without Deferred Sales Charge Footnote Reference1	7.33%	11.24%	3.25%	3.57%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.33%	10.24%	3.25%	3.57%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 590,951,067	$ 590,951,067
Holdings Count | Holding	259	259
Advisory Fees Paid, Amount	$ 2,290,272
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Material Fund Change [Text Block]
C000136713
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Trading Symbol	AGEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.69% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$10,000	$10,000	$10,000
08/2014	$10,034	$10,122	$10,085
09/2014	$9,968	$10,092	$9,902
10/2014	$9,988	$10,166	$10,071
11/2014	$9,895	$10,261	$10,080
12/2014	$9,728	$10,314	$9,847
01/2015	$9,713	$10,507	$9,939
02/2015	$9,820	$10,444	$10,023
03/2015	$9,750	$10,504	$10,045
04/2015	$9,938	$10,446	$10,209
05/2015	$9,979	$10,402	$10,170
06/2015	$9,868	$10,274	$10,011
07/2015	$9,784	$10,375	$10,060
08/2015	$9,582	$10,347	$9,969
09/2015	$9,356	$10,409	$9,840
10/2015	$9,571	$10,442	$10,110
11/2015	$9,644	$10,447	$10,104
12/2015	$9,357	$10,419	$9,964
01/2016	$9,033	$10,571	$9,945
02/2016	$9,100	$10,673	$10,135
03/2016	$9,435	$10,761	$10,466
04/2016	$9,717	$10,779	$10,651
05/2016	$9,720	$10,825	$10,632
06/2016	$9,797	$11,031	$10,991
07/2016	$9,972	$11,097	$11,189
08/2016	$10,226	$11,091	$11,389
09/2016	$10,388	$11,090	$11,435
10/2016	$10,407	$10,982	$11,293
11/2016	$10,248	$10,801	$10,831
12/2016	$10,329	$10,830	$10,975
01/2017	$10,413	$10,791	$11,133
02/2017	$10,737	$10,883	$11,356
03/2017	$10,850	$10,878	$11,399
04/2017	$11,084	$10,952	$11,569
05/2017	$11,206	$11,016	$11,671
06/2017	$11,271	$10,985	$11,655
07/2017	$11,355	$11,021	$11,753
08/2017	$11,450	$11,122	$11,961
09/2017	$11,592	$11,070	$11,962
10/2017	$11,657	$11,117	$12,006
11/2017	$11,764	$11,134	$12,012
12/2017	$11,866	$11,159	$12,101
01/2018	$12,024	$11,080	$12,095
02/2018	$12,004	$11,055	$11,855
03/2018	$12,073	$11,146	$11,889
04/2018	$12,054	$11,105	$11,716
05/2018	$11,808	$11,146	$11,606
06/2018	$11,655	$11,167	$11,468
07/2018	$11,832	$11,170	$11,761
08/2018	$11,486	$11,204	$11,558
09/2018	$11,401	$11,162	$11,732
10/2018	$11,409	$11,140	$11,479
11/2018	$11,357	$11,194	$11,431
12/2018	$11,449	$11,356	$11,585
01/2019	$11,803	$11,476	$12,096
02/2019	$11,930	$11,490	$12,217
03/2019	$11,986	$11,696	$12,391
04/2019	$12,056	$11,703	$12,421
05/2019	$12,047	$11,871	$12,472
06/2019	$12,377	$12,038	$12,896
07/2019	$12,569	$12,132	$13,052
08/2019	$12,349	$12,407	$13,150
09/2019	$12,463	$12,350	$13,090
10/2019	$12,547	$12,329	$13,126
11/2019	$12,576	$12,314	$13,064
12/2019	$12,949	$12,289	$13,327
01/2020	$13,067	$12,511	$13,530
02/2020	$12,997	$12,664	$13,399
03/2020	$11,081	$12,467	$11,544
04/2020	$11,166	$12,669	$11,803
05/2020	$11,870	$12,704	$12,519
06/2020	$12,320	$12,768	$12,959
07/2020	$12,611	$12,907	$13,440
08/2020	$12,782	$12,814	$13,509
09/2020	$12,505	$12,861	$13,259
10/2020	$12,498	$12,862	$13,255
11/2020	$12,944	$12,935	$13,766
12/2020	$13,239	$12,975	$14,028
01/2021	$13,271	$12,905	$13,876
02/2021	$13,333	$12,704	$13,521
03/2021	$13,261	$12,654	$13,391
04/2021	$13,674	$12,687	$13,688
05/2021	$13,844	$12,716	$13,833
06/2021	$13,899	$12,778	$13,934
07/2021	$13,986	$12,937	$13,993
08/2021	$14,399	$12,911	$14,130
09/2021	$14,283	$12,789	$13,837
10/2021	$14,190	$12,755	$13,840
11/2021	$13,818	$12,846	$13,586
12/2021	$14,117	$12,794	$13,776
01/2022	$13,997	$12,593	$13,384
02/2022	$13,552	$12,426	$12,508
03/2022	$13,081	$12,158	$12,395
04/2022	$13,005	$11,831	$11,702
05/2022	$12,848	$11,815	$11,705
06/2022	$12,050	$11,636	$10,978
07/2022	$11,854	$11,932	$11,295
08/2022	$12,036	$11,620	$11,189
09/2022	$11,510	$11,247	$10,477
10/2022	$11,582	$11,209	$10,493
11/2022	$12,371	$11,494	$11,289
12/2022	$12,493	$11,359	$11,326
01/2023	$12,904	$11,620	$11,685
02/2023	$12,786	$11,435	$11,427
03/2023	$12,588	$11,689	$11,537
04/2023	$12,666	$11,749	$11,598
05/2023	$12,829	$11,703	$11,532
06/2023	$13,299	$11,696	$11,789
07/2023	$13,670	$11,699	$12,014
08/2023	$13,370	$11,685	$11,834
09/2023	$13,292	$11,483	$11,526
10/2023	$13,288	$11,402	$11,370
11/2023	$13,718	$11,794	$12,014
12/2023	$14,095	$12,171	$12,582
01/2024	$14,219	$12,147	$12,454
02/2024	$14,577	$12,063	$12,575
03/2024	$15,101	$12,172	$12,838
04/2024	$15,088	$11,976	$12,572
05/2024	$15,180	$12,082	$12,798
06/2024	$15,190	$12,187	$12,877
07/2024	$15,312	$12,422	$13,118

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Investor Class Footnote Reference1	7.69%	12.01%	4.03%	4.35%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 590,951,067	$ 590,951,067
Holdings Count | Holding	259	259
Advisory Fees Paid, Amount	$ 2,290,272
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Material Fund Change [Text Block]
C000136712
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Class R5
Trading Symbol	AGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.83% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$250,000	$250,000	$250,000
08/2014	$250,935	$253,046	$252,114
09/2014	$249,347	$252,301	$247,544
10/2014	$249,922	$254,139	$251,780
11/2014	$247,669	$256,526	$252,009
12/2014	$243,593	$257,854	$246,176
01/2015	$243,294	$262,663	$248,467
02/2015	$246,049	$261,110	$250,585
03/2015	$244,357	$262,607	$251,131
04/2015	$249,150	$261,139	$255,233
05/2015	$250,208	$260,056	$254,239
06/2015	$247,462	$256,842	$250,278
07/2015	$245,546	$259,386	$251,508
08/2015	$240,546	$258,684	$249,225
09/2015	$234,934	$260,219	$246,011
10/2015	$240,415	$261,062	$252,752
11/2015	$242,300	$261,183	$252,608
12/2015	$235,180	$260,476	$249,091
01/2016	$227,136	$264,286	$248,633
02/2016	$228,900	$266,826	$253,372
03/2016	$237,328	$269,023	$261,647
04/2016	$244,498	$269,480	$266,281
05/2016	$244,631	$270,619	$265,805
06/2016	$246,664	$275,771	$274,770
07/2016	$251,151	$277,418	$279,718
08/2016	$257,632	$277,277	$284,726
09/2016	$261,769	$277,244	$285,874
10/2016	$262,613	$274,556	$282,326
11/2016	$258,407	$270,021	$270,774
12/2016	$260,514	$270,761	$274,376
01/2017	$262,982	$269,774	$278,333
02/2017	$270,862	$272,084	$283,912
03/2017	$274,058	$271,958	$284,983
04/2017	$280,031	$273,803	$289,229
05/2017	$283,167	$275,401	$291,784
06/2017	$284,871	$274,630	$291,372
07/2017	$287,048	$275,533	$293,814
08/2017	$289,506	$278,044	$299,015
09/2017	$293,559	$276,760	$299,047
10/2017	$295,296	$277,928	$300,157
11/2017	$297,774	$278,358	$300,309
12/2017	$300,423	$278,981	$302,515
01/2018	$304,851	$276,989	$302,384
02/2018	$303,784	$276,364	$296,369
03/2018	$305,879	$278,656	$297,236
04/2018	$305,450	$277,619	$292,912
05/2018	$299,256	$278,656	$290,160
06/2018	$295,421	$279,175	$286,703
07/2018	$299,955	$279,252	$294,029
08/2018	$291,269	$280,110	$288,940
09/2018	$289,163	$279,039	$293,310
10/2018	$289,412	$278,493	$286,984
11/2018	$288,514	$279,856	$285,772
12/2018	$290,700	$283,898	$289,627
01/2019	$300,033	$286,906	$302,405
02/2019	$302,990	$287,250	$305,422
03/2019	$304,837	$292,395	$309,764
04/2019	$306,694	$292,569	$310,518
05/2019	$306,525	$296,779	$311,793
06/2019	$314,985	$300,940	$322,390
07/2019	$319,951	$303,309	$326,305
08/2019	$314,076	$310,187	$328,740
09/2019	$317,078	$308,750	$327,243
10/2019	$319,544	$308,217	$328,162
11/2019	$320,378	$307,855	$326,601
12/2019	$330,032	$307,224	$333,174
01/2020	$333,049	$312,768	$338,252
02/2020	$331,368	$316,596	$334,981
03/2020	$282,633	$311,669	$288,591
04/2020	$284,903	$316,714	$295,072
05/2020	$302,531	$317,612	$312,978
06/2020	$314,103	$319,197	$323,976
07/2020	$321,983	$322,686	$336,003
08/2020	$326,031	$320,347	$337,730
09/2020	$319,045	$321,517	$331,479
10/2020	$319,369	$321,540	$331,380
11/2020	$330,843	$323,375	$344,161
12/2020	$338,578	$324,369	$350,695
01/2021	$339,392	$322,629	$346,889
02/2021	$341,064	$317,610	$338,033
03/2021	$339,330	$316,359	$334,777
04/2021	$349,971	$317,186	$342,195
05/2021	$354,401	$317,894	$345,825
06/2021	$355,911	$319,444	$348,362
07/2021	$358,237	$323,415	$349,814
08/2021	$368,888	$322,767	$353,246
09/2021	$366,024	$319,720	$345,923
10/2021	$364,156	$318,884	$346,008
11/2021	$354,735	$321,158	$339,644
12/2021	$362,163	$319,856	$344,398
01/2022	$359,083	$314,830	$334,601
02/2022	$347,777	$310,643	$312,696
03/2022	$335,791	$303,946	$309,883
04/2022	$333,931	$295,777	$292,559
05/2022	$329,991	$295,370	$292,637
06/2022	$309,605	$290,888	$274,453
07/2022	$304,680	$298,297	$282,386
08/2022	$309,422	$290,510	$279,718
09/2022	$296,012	$281,184	$261,918
10/2022	$297,943	$280,221	$262,316
11/2022	$318,284	$287,362	$282,231
12/2022	$321,585	$283,971	$283,154
01/2023	$332,145	$290,511	$292,122
02/2023	$329,199	$285,878	$285,674
03/2023	$324,200	$292,217	$288,426
04/2023	$326,282	$293,721	$289,959
05/2023	$330,562	$292,565	$288,295
06/2023	$342,733	$292,390	$294,730
07/2023	$352,390	$292,485	$300,362
08/2023	$344,762	$292,117	$295,844
09/2023	$342,859	$287,080	$288,147
10/2023	$342,846	$285,041	$284,246
11/2023	$354,039	$294,842	$300,344
12/2023	$363,913	$304,264	$314,556
01/2024	$367,092	$303,668	$311,342
02/2024	$376,441	$301,584	$314,387
03/2024	$390,579	$304,304	$320,959
04/2024	$389,810	$299,405	$314,295
05/2024	$392,255	$302,054	$319,962
06/2024	$393,154	$304,675	$321,932
07/2024	$395,848	$310,561	$327,947

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class R5 Footnote Reference1	7.83%	12.33%	4.35%	4.70%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 590,951,067	$ 590,951,067
Holdings Count | Holding	259	259
Advisory Fees Paid, Amount	$ 2,290,272
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Material Fund Change [Text Block]
C000136714
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Class Y
Trading Symbol	AGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.81% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$100,000	$100,000	$100,000
08/2014	$100,366	$101,218	$100,846
09/2014	$99,732	$100,920	$99,018
10/2014	$99,954	$101,656	$100,712
11/2014	$99,046	$102,610	$100,803
12/2014	$97,408	$103,142	$98,471
01/2015	$97,273	$105,065	$99,387
02/2015	$98,366	$104,444	$100,234
03/2015	$97,683	$105,043	$100,452
04/2015	$99,592	$104,455	$102,093
05/2015	$100,014	$104,022	$101,696
06/2015	$98,916	$102,737	$100,111
07/2015	$98,024	$103,754	$100,603
08/2015	$96,126	$103,474	$99,690
09/2015	$93,880	$104,087	$98,404
10/2015	$96,061	$104,425	$101,101
11/2015	$96,701	$104,473	$101,043
12/2015	$93,953	$104,190	$99,636
01/2016	$90,610	$105,714	$99,453
02/2016	$91,303	$106,731	$101,349
03/2016	$94,661	$107,609	$104,659
04/2016	$97,509	$107,792	$106,512
05/2016	$97,553	$108,248	$106,322
06/2016	$98,357	$110,308	$109,908
07/2016	$100,138	$110,967	$111,887
08/2016	$102,710	$110,911	$113,890
09/2016	$104,351	$110,898	$114,350
10/2016	$104,564	$109,822	$112,930
11/2016	$102,996	$108,008	$108,310
12/2016	$103,834	$108,304	$109,750
01/2017	$104,698	$107,910	$111,333
02/2017	$107,952	$108,834	$113,565
03/2017	$109,224	$108,783	$113,993
04/2017	$111,593	$109,521	$115,692
05/2017	$112,838	$110,160	$116,714
06/2017	$113,391	$109,852	$116,549
07/2017	$114,366	$110,213	$117,526
08/2017	$115,334	$111,217	$119,606
09/2017	$116,822	$110,704	$119,619
10/2017	$117,505	$111,171	$120,063
11/2017	$118,605	$111,343	$120,123
12/2017	$119,655	$111,592	$121,006
01/2018	$121,284	$110,796	$120,954
02/2018	$120,978	$110,546	$118,548
03/2018	$121,682	$111,462	$118,894
04/2018	$121,501	$111,048	$117,165
05/2018	$119,035	$111,462	$116,064
06/2018	$117,639	$111,670	$114,681
07/2018	$119,438	$111,701	$117,612
08/2018	$115,845	$112,044	$115,576
09/2018	$115,001	$111,615	$117,324
10/2018	$115,227	$111,397	$114,794
11/2018	$114,727	$111,942	$114,309
12/2018	$115,568	$113,559	$115,851
01/2019	$119,279	$114,762	$120,962
02/2019	$120,584	$114,900	$122,169
03/2019	$121,175	$116,958	$123,905
04/2019	$121,906	$117,028	$124,207
05/2019	$121,828	$118,712	$124,717
06/2019	$125,181	$120,376	$128,956
07/2019	$127,298	$121,323	$130,522
08/2019	$124,972	$124,075	$131,496
09/2019	$126,165	$123,500	$130,897
10/2019	$126,995	$123,287	$131,265
11/2019	$127,323	$123,142	$130,641
12/2019	$131,143	$122,890	$133,269
01/2020	$132,342	$125,107	$135,301
02/2020	$131,664	$126,638	$133,993
03/2020	$112,297	$124,668	$115,437
04/2020	$113,193	$126,686	$118,029
05/2020	$120,341	$127,045	$125,191
06/2020	$124,932	$127,679	$129,590
07/2020	$128,059	$129,074	$134,401
08/2020	$129,673	$128,139	$135,092
09/2020	$126,896	$128,607	$132,591
10/2020	$126,860	$128,616	$132,552
11/2020	$131,408	$129,350	$137,665
12/2020	$134,463	$129,748	$140,278
01/2021	$134,786	$129,052	$138,756
02/2021	$135,442	$127,044	$135,213
03/2021	$134,744	$126,544	$133,911
04/2021	$138,961	$126,874	$136,878
05/2021	$140,712	$127,158	$138,330
06/2021	$141,305	$127,778	$139,345
07/2021	$142,220	$129,366	$139,926
08/2021	$146,441	$129,107	$141,299
09/2021	$145,298	$127,888	$138,369
10/2021	$144,549	$127,553	$138,403
11/2021	$140,801	$128,463	$135,857
12/2021	$143,736	$127,942	$137,759
01/2022	$142,513	$125,932	$133,840
02/2022	$138,019	$124,257	$125,078
03/2022	$133,256	$121,578	$123,953
04/2022	$132,512	$118,311	$117,024
05/2022	$130,943	$118,148	$117,055
06/2022	$122,847	$116,355	$109,781
07/2022	$120,890	$119,319	$112,954
08/2022	$122,765	$116,204	$111,887
09/2022	$117,440	$112,473	$104,767
10/2022	$118,201	$112,088	$104,927
11/2022	$126,267	$114,945	$112,892
12/2022	$127,567	$113,588	$113,262
01/2023	$131,755	$116,205	$116,849
02/2023	$130,579	$114,351	$114,269
03/2023	$128,591	$116,887	$115,370
04/2023	$129,413	$117,488	$115,983
05/2023	$131,106	$117,026	$115,318
06/2023	$135,926	$116,956	$117,892
07/2023	$139,747	$116,994	$120,145
08/2023	$136,716	$116,847	$118,338
09/2023	$135,954	$114,832	$115,259
10/2023	$135,940	$114,017	$113,699
11/2023	$140,370	$117,937	$120,138
12/2023	$144,274	$121,706	$125,823
01/2024	$145,534	$121,467	$124,537
02/2024	$149,232	$120,634	$125,755
03/2024	$154,829	$121,722	$128,384
04/2024	$154,516	$119,762	$125,718
05/2024	$155,483	$120,822	$127,985
06/2024	$155,839	$121,870	$128,773
07/2024	$156,902	$124,224	$131,179

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class Y Footnote Reference1	7.81%	12.28%	4.27%	4.61%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 590,951,067	$ 590,951,067
Holdings Count | Holding	259	259
Advisory Fees Paid, Amount	$ 2,290,272
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Material Fund Change [Text Block]
C000221417
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Class A
Trading Symbol	NISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -1.57% (with sales charges) and 2.23% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$10,001
10/2020	$9,589	$9,957
11/2020	$9,707	$10,054
12/2020	$9,768	$10,068
01/2021	$9,723	$9,996
02/2021	$9,590	$9,852
03/2021	$9,508	$9,729
04/2021	$9,591	$9,805
05/2021	$9,636	$9,837
06/2021	$9,723	$9,907
07/2021	$9,823	$10,017
08/2021	$9,819	$9,998
09/2021	$9,735	$9,912
10/2021	$9,730	$9,909
11/2021	$9,764	$9,938
12/2021	$9,741	$9,913
01/2022	$9,560	$9,699
02/2022	$9,449	$9,591
03/2022	$9,189	$9,325
04/2022	$8,851	$8,971
05/2022	$8,841	$9,029
06/2022	$8,681	$8,887
07/2022	$8,890	$9,104
08/2022	$8,689	$8,847
09/2022	$8,349	$8,465
10/2022	$8,220	$8,355
11/2022	$8,474	$8,662
12/2022	$8,477	$8,623
01/2023	$8,744	$8,888
02/2023	$8,563	$8,659
03/2023	$8,731	$8,879
04/2023	$8,796	$8,932
05/2023	$8,709	$8,835
06/2023	$8,682	$8,804
07/2023	$8,687	$8,797
08/2023	$8,652	$8,741
09/2023	$8,440	$8,519
10/2023	$8,311	$8,385
11/2023	$8,660	$8,764
12/2023	$9,012	$9,100
01/2024	$9,009	$9,075
02/2024	$8,911	$8,947
03/2024	$9,003	$9,029
04/2024	$8,789	$8,801
05/2024	$8,925	$8,950
06/2024	$9,040	$9,035
07/2024	$9,210	$9,246

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (9/10/20)
Class A without Sales Charge Footnote Reference1	2.23%	6.02%	(1.13)%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(1.57)%	2.02%	(2.09)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%

Performance Inception Date		Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,379,221	$ 6,379,221
Holdings Count | Holding	301	301
Advisory Fees Paid, Amount	$ 16,975
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Material Fund Change [Text Block]
C000221418
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Class C
Trading Symbol	NISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 0.96% (with sales charges) and 1.96% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$10,001
10/2020	$9,952	$9,957
11/2020	$10,069	$10,054
12/2020	$10,125	$10,068
01/2021	$10,072	$9,996
02/2021	$9,929	$9,852
03/2021	$9,837	$9,729
04/2021	$9,917	$9,805
05/2021	$9,958	$9,837
06/2021	$10,038	$9,907
07/2021	$10,139	$10,017
08/2021	$10,127	$9,998
09/2021	$10,035	$9,912
10/2021	$10,023	$9,909
11/2021	$10,053	$9,938
12/2021	$10,022	$9,913
01/2022	$9,830	$9,699
02/2022	$9,709	$9,591
03/2022	$9,437	$9,325
04/2022	$9,084	$8,971
05/2022	$9,068	$9,029
06/2022	$8,898	$8,887
07/2022	$9,107	$9,104
08/2022	$8,895	$8,847
09/2022	$8,541	$8,465
10/2022	$8,405	$8,355
11/2022	$8,669	$8,662
12/2022	$8,657	$8,623
01/2023	$8,923	$8,888
02/2023	$8,734	$8,659
03/2023	$8,899	$8,879
04/2023	$8,960	$8,932
05/2023	$8,865	$8,835
06/2023	$8,833	$8,804
07/2023	$8,833	$8,797
08/2023	$8,791	$8,741
09/2023	$8,570	$8,519
10/2023	$8,434	$8,385
11/2023	$8,783	$8,764
12/2023	$9,134	$9,100
01/2024	$9,126	$9,075
02/2024	$9,021	$8,947
03/2024	$9,109	$9,029
04/2024	$8,886	$8,801
05/2024	$9,018	$8,950
06/2024	$9,139	$9,035
07/2024	$9,305	$9,246

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (9/10/20)
Class C without Deferred Sales Charge Footnote Reference1	1.96%	5.34%	(1.84)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	0.96%	4.34%	(1.84)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%

Performance Inception Date		Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,379,221	$ 6,379,221
Holdings Count | Holding	301	301
Advisory Fees Paid, Amount	$ 16,975
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Material Fund Change [Text Block]
C000221415
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	NISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 2.40% for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$10,001
10/2020	$9,968	$9,957
11/2020	$10,094	$10,054
12/2020	$10,160	$10,068
01/2021	$10,116	$9,996
02/2021	$9,980	$9,852
03/2021	$9,898	$9,729
04/2021	$9,987	$9,805
05/2021	$10,037	$9,837
06/2021	$10,127	$9,907
07/2021	$10,238	$10,017
08/2021	$10,236	$9,998
09/2021	$10,152	$9,912
10/2021	$10,160	$9,909
11/2021	$10,189	$9,938
12/2021	$10,167	$9,913
01/2022	$9,981	$9,699
02/2022	$9,868	$9,591
03/2022	$9,600	$9,325
04/2022	$9,249	$8,971
05/2022	$9,241	$9,029
06/2022	$9,077	$8,887
07/2022	$9,309	$9,104
08/2022	$9,090	$8,847
09/2022	$8,737	$8,465
10/2022	$8,605	$8,355
11/2022	$8,884	$8,662
12/2022	$8,879	$8,623
01/2023	$9,161	$8,888
02/2023	$8,974	$8,659
03/2023	$9,153	$8,879
04/2023	$9,223	$8,932
05/2023	$9,135	$8,835
06/2023	$9,120	$8,804
07/2023	$9,129	$8,797
08/2023	$9,094	$8,741
09/2023	$8,863	$8,519
10/2023	$8,731	$8,385
11/2023	$9,111	$8,764
12/2023	$9,472	$9,100
01/2024	$9,472	$9,075
02/2024	$9,371	$8,947
03/2024	$9,471	$9,029
04/2024	$9,248	$8,801
05/2024	$9,394	$8,950
06/2024	$9,530	$9,035
07/2024	$9,700	$9,246

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (9/10/20)
R6 Class Footnote Reference1	2.40%	6.26%	(0.78)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%

Performance Inception Date		Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,379,221	$ 6,379,221
Holdings Count | Holding	301	301
Advisory Fees Paid, Amount	$ 16,975
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Material Fund Change [Text Block]
C000221416
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	NISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.53% for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Y	Bloomberg US Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$100,012
10/2020	$99,663	$99,565
11/2020	$100,915	$100,542
12/2020	$101,565	$100,681
01/2021	$101,121	$99,959
02/2021	$99,753	$98,516
03/2021	$98,921	$97,285
04/2021	$99,808	$98,054
05/2021	$100,297	$98,374
06/2021	$101,189	$99,066
07/2021	$102,292	$100,173
08/2021	$102,263	$99,983
09/2021	$101,412	$99,117
10/2021	$101,380	$99,090
11/2021	$101,762	$99,383
12/2021	$101,541	$99,128
01/2022	$99,675	$96,993
02/2022	$98,531	$95,911
03/2022	$95,849	$93,246
04/2022	$92,340	$89,708
05/2022	$92,253	$90,286
06/2022	$90,603	$88,870
07/2022	$92,807	$91,041
08/2022	$90,724	$88,469
09/2022	$87,189	$84,646
10/2022	$85,867	$83,550
11/2022	$88,642	$86,622
12/2022	$88,587	$86,232
01/2023	$91,390	$88,885
02/2023	$89,520	$86,586
03/2023	$91,292	$88,786
04/2023	$91,991	$89,324
05/2023	$91,099	$88,351
06/2023	$90,841	$88,036
07/2023	$91,023	$87,975
08/2023	$90,668	$87,413
09/2023	$88,360	$85,192
10/2023	$87,033	$83,847
11/2023	$90,709	$87,644
12/2023	$94,408	$90,999
01/2024	$94,401	$90,749
02/2024	$93,388	$89,467
03/2024	$94,378	$90,293
04/2024	$92,188	$88,013
05/2024	$93,750	$89,505
06/2024	$94,987	$90,352
07/2024	$96,788	$92,463

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (9/10/20)
Class Y Footnote Reference1	2.53%	6.33%	(0.84)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%

Performance Inception Date		Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,379,221	$ 6,379,221
Holdings Count | Holding	301	301
Advisory Fees Paid, Amount	$ 16,975
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Material Fund Change [Text Block]